Share-based Compensation - Summary of Outstanding Stock Options (Details) - Stock Options	12 Months Ended
Dec. 31, 2019 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Warrants outstanding and exercisable, Number of warrants | shares	623,850
Weighted average exercise price, Stock options outstanding | $ / shares	$ 4.33
Warrants outstanding and exercisable, Weighted average contractual life (years)	7 years 11 months 19 days
Number of options, Stock options exercisable | shares	22,500
Weighted average exercise price, Stock options exercisable | $ / shares	$ 3.12
Weighted average contractual life, Stock options exercisable (years)	4 years 11 months 19 days
$3.12 - $5.80
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Warrants outstanding and exercisable, Number of warrants | shares	373,850
Weighted average exercise price, Stock options outstanding | $ / shares	$ 3.12
Warrants outstanding and exercisable, Weighted average contractual life (years)	9 years 2 months 15 days
Number of options, Stock options exercisable | shares	22,500
Weighted average exercise price, Stock options exercisable | $ / shares	$ 3.12
Weighted average contractual life, Stock options exercisable (years)	4 years 11 months 19 days
$5.81 - $5.86
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Warrants outstanding and exercisable, Number of warrants | shares	250,000
Weighted average exercise price, Stock options outstanding | $ / shares	$ 5.86
Warrants outstanding and exercisable, Weighted average contractual life (years)	6 years 4 months 13 days